Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(17.80%)	(17.50%)	(12.80%)
State income taxes	1.30%	1.30%	2.70%
Foreign valuation allowance	(3.40%)	2.60%	0.80%
Foreign taxes, other	0.50%	0.80%	(0.20%)
Domestic production deduction	0.10%	(1.60%)	(1.60%)
Advanced pricing agreement	1.00%
Medicare subsidy	(0.10%)	0.20%	1.80%
Other items	(0.10%)	0.10%	(1.90%)
Effective income tax rate	16.50%	20.90%	23.80%